CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Preferred Stock	Common Stock	Additional Paid In Capital	Accumulated Deficit	Total
Beginning balance, Value at May. 11, 2014
Beginning balance, Shares at May. 11, 2014
Common stock issued to founders, Value		$ 1			$ 1
Common stock issued to founders, Shares		8,050
Common stock issued for cash, Value			$ 35,000		35,000
Common stock issued for cash, Shares		1,675
Preferred shares issued for cash, Value	$ 1		529,999		530,000
Preferred shares issued for cash, Shares	5,300
Common stock issued for services, Value			362		362
Common stock issued for services, Shares		1,925
Net loss				$ (446,349)	(446,349)
Ending Balance, Value at Mar. 31, 2015	$ 1	$ 5,493	559,870	$ (446,349)	119,014
Ending Balance, Shares at Mar. 31, 2015	5,300	5,493,200
Common stock issued for cash, net of issuance costs, Value		$ 3,362	4,238,265		4,241,627
Common stock issued for cash, net of issuance costs, Shares		3,362,104
Warrants issued to underwriter			(206,715)		(206,715)
Common stock issued upon conversion of notes, Value		$ 437	654,563		655,000
Common stock issued upon conversion of notes, Shares		436,806
Recapitalization, Value		$ 3,000	(3,000)
Recapitalization, Shares		3,000,005
Common stock issued for services, Value		$ 100	198,354		198,454
Common stock issued for services, Shares		100,000
Net loss				$ (822,297)	(822,297)
Ending Balance, Value at Jun. 30, 2015		$ 12,392	$ 5,441,337	$ (1,268,646)	$ 4,185,083
Ending Balance, Shares at Jun. 30, 2015		12,392,115